December 22, 2009

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard World Fund (the Trust) File No. 2-17620

Commissioners:

Enclosed is the 113th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on October 20, 2009, to implement the changes required by the new Form N-1A. The purposes of this Amendment are to: 1) address comments of the Commission’s Staff regarding the prior Amendment, and 2) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of December 28, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2627.

Sincerely,

The Vanguard Group, Inc.

Laura J. Merianos
Senior Counsel
Securities Regulation, Legal Department

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission